Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	$ 8,023	$ 3,467
Additions To Lease Liabilities	1,234	5,718
Cash outflow for leases	(1,202)	(1,202)
Interest expense on lease obligations	191	225	$ 105
Increase (Decrease) Through Net Exchange Differences, Lease Liabilities	(585)	(185)
Ending balance	7,661	8,023	3,467
Lease liabilities, short-term	1,097	1,029
Lease liabilities, long-term	6,564	6,994
Properties (offices)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	7,898	3,402
Additions To Lease Liabilities	1,234	5,662
Cash outflow for leases	(1,166)	(1,169)
Interest expense on lease obligations	189	222
Increase (Decrease) Through Net Exchange Differences, Lease Liabilities	(548)	(219)
Ending balance	7,607	7,898	3,402
Lease liabilities, short-term	1,061	994
Lease liabilities, long-term	6,546	6,904
Vehicles
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	125	65
Additions To Lease Liabilities	0	56
Cash outflow for leases	(36)	(33)
Interest expense on lease obligations	2	3
Increase (Decrease) Through Net Exchange Differences, Lease Liabilities	(37)	34
Ending balance	54	125	$ 65
Lease liabilities, short-term	36	35
Lease liabilities, long-term	$ 18	$ 90